Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (13,500,918)	$ (10,350,649)
Depreciation of vessels	8,501,893	8,819,420
Loss on sale of vessels	3,191,678	8,568,234
Amortization of deferred charges	84,236	66,559
Losses in investment in joint venture	897,459	284,451
Share-based compensation	367,429	326,496
(Gain) on trading securities		(20,373)
Proceeds from sale of trading securities		47,846
Unrealized (gain) on derivatives	(882,937)	(428,261)
Changes in operating assets and liabilities	4,224,371	(1,141,092)
Net cash provided by operating activities	2,883,211	6,172,631
Cash flows from investing activities:
Contributions to joint venture	(6,250,000)	(3,750,000)
Proceeds of sale of a vessel	3,569,158	4,250,843
Advances for vessel acquisition	(636,602)
Change in restricted cash	(995,497)	(3,161,274)
Net cash used in investing activities	(4,312,941)	(2,660,431)
Cash flows from financing activities:
Dividends paid	(1,359,588)	(2,805,049)
Proceeds from shares issued		15,237,304
Repayment of long-term debts	(7,456,000)	(7,776,000)
Net cash provided by / (used in) financing activities	(8,815,588)	4,656,255
Net increase / (decrease) in cash and cash equivalents	(10,245,318)	8,168,454
Cash and cash equivalents at beginning of period	33,374,960	31,204,863
Cash and cash equivalents at end of period	$ 23,129,642	$ 39,373,317